Additional Details to the Statement of Cash Flows (Details) - Schedule of additional details to the statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in working capital components:
Decrease in trade receivables, net	$ 429	$ 64
Increase in other current assets	(4,563)	(5,082)
Decrease (increase) in long-term deposits	188	(613)
Increase (decrease) in trade payables and accrued liabilities	94	9,244
Increase (decrease) in taxes payable	(126)	11,777
Total	(3,978)	15,390
Significant non-cash transactions:
Addition of right-of-use assets, property, plant and equipment and related lease liabilities	11,354	8,682
Purchase of property, plant and equipment financed by short-term credit	1,601	2,802
Extinguishment of warrant liability and long-term debt through share issuance		24,322
Issuance of shares in connection with business combination		3,676
Equipment prepayments realized as additions to property, plant and equipment	54,135
Deferred tax expense related to equity issuance costs	$ (3,895)	$ 4,287